Average Annual Total Returns - Transamerica Market Participation Strategy VP	Service 1 Year	Service 5 Years	Service Since Inception	Service Inception Date	S&P 500® (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays US Government 5-10 Year Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Government 5-10 Year Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Government 5-10 Year Index (reflects no deduction for fees, expenses or taxes) Since Inception	Transamerica Market Participation Strategy VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica Market Participation Strategy VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Transamerica Market Participation Strategy VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	20.33%	9.88%	8.07%	Sep. 17, 2012	18.40%	15.22%	14.33%	9.10%	4.18%	3.07%	12.49%	[1]	9.81%	[1]	8.82%	[1]

[1]	The Transamerica Market Participation Strategy VP Blended Benchmark consists of the following: Bloomberg Barclays Intermediate Government Bond Index, 50% and S&P 500®, 50%.